Income Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Reconciliation of unrecognized tax benefits
Balance at May 1,	$ 46.3	$ 45.0	$ 29.1
Increases:
Current year tax positions	0.7	3.3	2.4
Prior year tax positions	1.2	0.2	1.2
Acquired businesses	0.0	3.3	13.4
Decreases:
Prior year tax positions	0.9	0.9	0.4
Settlement with tax authorities	1.1	2.5	0.0
Expiration of statute of limitations periods	5.8	2.1	0.7
Balance at April 30,	$ 40.4	$ 46.3	$ 45.0